Risks and Uncertainties	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Risks and Uncertainties
15. Commitments and Contingencies
Litigation—The Company, among other things, engages in mortgage lending, title and settlement services, and other financial technology services. The Company operates in a highly regulated industry and may be subject to various legal and administrative proceedings concerning matters that arise in the normal and ordinary course of business, including inquiries, complaints, audits, examinations, investigations, employee labor disputes, and potential enforcement actions from regulatory agencies. While the ultimate outcome of these matters cannot be predicted with certainty due to inherent uncertainties in litigation, management is of the opinion that these matters will not have a material impact on the consolidated financial statements of the Company. The Company accrues for losses when they are probable to occur and such losses are reasonably estimable, and discloses pending litigation if the Company believes a possibility exists that the litigation will have a material effect on its financial results. Legal costs expected to be incurred are accounted for as they are incurred.
The Company is currently a party to pending legal claims and proceedings regarding employee related labor disputes initially brought forth during the third quarter of 2020. The disputes allege that the Company has failed to pay certain employees for overtime and is in violation of the Fair Labor Standards Act and labor laws in the State of California and the State of Florida. The majority of such legal claims and proceedings are in the early stages and, to the extent applicable, have not yet reached the class certification stage and as such the ultimate outcomes cannot be predicted with certainty due to inherent uncertainties in the legal claims and proceedings. As part of the disputes, the Company included an estimated liability of $8.4 million as of both December 31, 2023 and 2022, which is included in accounts payable and accrued expenses on the consolidated balance sheets. During the first quarter of 2023, the Company settled its employee related labor dispute in the State of Florida for an immaterial amount.
On June 7, 2022, Sarah Pierce, Better’s former Head of Sales and Operations, filed litigation against Better, Mr. Garg, and Nicholas Calamari, our Chief Administrative Officer and Senior Counsel, in the United States District Court for the Southern District of New York, and on December 8, 2022, Ms. Pierce amended her complaint. The operative complaint, includes allegations of whistleblower retaliation related to, among other things, the December 2021 workforce reduction, and alleged violations of the securities laws related to statements made by our CEO regarding the Company’s financial prospects and performance, includes the following causes of action: (i) violation of New York Labor Law §740 against the Company; (ii) violations of the Sarbanes-Oxley Act; (iii) violation of Dodd-Frank; (iii) breach of fiduciary duty against Mr. Garg and Mr. Calamari; (iv) breach of fiduciary duty against Mr. Garg and Mr. Calamari; (v) defamation against Mr. Garg and the Company relating to comments made about
Ms. Pierce’s work for the Company; (vi) defamation against the Company for statements made in the lawsuit regarding enforcement of Ms. Pierce’s loan; (viii) intentional infliction of emotional distress against Mr. Garg and Mr. Calamari; (viii) tortious interference against Mr. Garg and Mr. Calamari; and (ix) breach of contract against the Company. In addition, Ms. Pierce filed a claim with the Occupational Safety and Health Administration (“OSHA”) against Better for retaliation, which was dismissed by OSHA on August 29, 2022. On September 29, 2023, the Court dismissed the following claims: (i) her Sarbanes-Oxley claim; (ii) her Dodd-Frank claim; (iii) her breach of fiduciary duty claims; (iv) her defamation claim against the Company; (v) her claim of intentional infliction of emotional distress against Mr. Garg and Mr. Calamari; (vi) her breach of contract claim; and (vii) her tortious interference claim. Fact discovery has begun and Better and Mr. Garg intend to vigorously defend the remaining claims.
On October 11, 2022, Better filed a summary judgment action in New York state court seeking to enforce the terms of the promissory notes signed by Ms. Pierce, requiring her to pay back a certain portion of the loan and return the remainder of her unvested options under the terms of the notes. Ms. Pierce’s counsel removed the action to New York federal court, where Better re-filed its motion. On September 29, 2023, the Court granted the Company’s motion and, on January 5, 2024, entered a judgment in favor of the Company, ordering Ms. Pierce to either: (i) pay the Company $2,277,000 in unpaid principal, and $483,051.93 in unpaid interest, plus additional interest through the date of repayment, plus reasonable costs and attorney’s fees; or (i) return 220,500 unvested shares of common stock, make a payment of $1,161,270 in unpaid principal and $483,051.93 in unpaid interest, plus additional interest through the date of repayment, and reasonable costs and attorney’s fees. The Company is in the process of enforcing this judgment.
Regulatory Matters—In the third quarter of 2021, following third-party audits of samples of loans produced during the fiscal years 2018, 2019, and 2021, the Company became aware of certain TILA-RESPA Integrated Disclosure (“TRID” rules) defects in the loan production process that resulted in the final closing costs disclosed in the closing disclosure, in some instances, being greater than those disclosed in the loan estimate. Some of these defects were outside applicable tolerances under the TRID rule, which resulted in potential overcharges to consumers. As of December 31, 2023 and 2022, the Company included an estimated liability of $8.6 million and $11.9 million, respectively, within accounts payable and accrued expenses on the consolidated balance sheets. For the year ended December 31, 2023, the Company reduced the estimated liability for these potential TRID defects in the amount of $3.3 million. The reduction of expense for the year ended December 31, 2023 of $3.3 million and the reduction of expense for the year ended December 31, 2022 of $1.3 million is included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss. This accrual is the Company’s best estimate of potential exposure on the larger population of loans based on the results obtained by the audited sample. The accrued amounts are for estimated refunds potentially due to consumers for TRID tolerance errors for loans produced from 2018 through 2023. The Company is continuing to remediate TRID tolerance defects as necessary.
In the second quarter of 2022, Pre-Business Combination Better and Aurora each received voluntary requests for documents from the Division of Enforcement of the SEC and subsequently Pre-Business Combination Better and certain other parties received subpoenas, indicating that the SEC was conducting an investigation relating to Pre-Business Combination Better and Aurora to determine if violations of the federal securities laws have occurred. After the requested information was provided, the SEC subsequently informed Pre-Business Combination Better and Aurora on August 3, 2023 that it had concluded the investigation and do not intend to recommend an enforcement action against Aurora or Pre-Business Combination Better.
Minimum Bid Price Notice—On October 12, 2023, the Company received a letter (the “Notice”) from the listing qualifications staff (the “Staff”) of Nasdaq notifying the Company that it is not in compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”) for continued listing. The Bid Price Rule requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) (the “Compliance Period Rule”) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of 30 consecutive business days. The Notice has no immediate effect on the listing of Class A common stock, which continues to trade on The Nasdaq Global Market under the symbol “BETR.”
As of December 31, 2023, Class A common stock has been trading below $1.00 for 124 days. In accordance with the Compliance Period Rule, the Company has 180 calendar days, from the date of notification, October 12,
2023, to regain compliance. If, at any time before the end of this 180-day period, or through April 9, 2024, the closing bid price of Class A common stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, subject to the Staff’s discretion to extend this period pursuant to Nasdaq Listing Rule 5810(c)(3)(H), the Staff will provide written notification that the Company has achieved compliance with the Bid Price Rule. If the Company does not regain compliance during this 180-day period, then the Company may be eligible to transfer to The Nasdaq Capital Market and the Staff may grant the Company a second 180 calendar day period to regain compliance pursuant to the Compliance Period Rule, provided the Company meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement.
If the Company does not regain compliance within the allotted compliance periods, including any extensions that may be granted by the Staff, the Staff will provide notice that the Class A Common Stock will be subject to delisting. The Company would then be entitled to appeal that determination to a Nasdaq hearings panel.
Loan Commitments—The Company enters into IRLCs to fund mortgage loans, at specified interest rates and within a specified period of time, with potential borrowers who have applied for a loan and meet certain credit and underwriting criteria. As of December 31, 2023, the Company had outstanding commitments to fund mortgage loans in notional amounts of approximately $227.4 million. The IRLCs derived from those notional amounts are recorded within derivative assets and liabilities, at fair value as of December 31, 2023 and 2022, respectively, on the consolidated balance sheets. See Note 18.
Forward Sale Commitments—In the ordinary course of business, the Company enters into contracts to sell existing LHFS or loans committed but yet to be funded into the secondary market at specified future dates. As of December 31, 2023, the Company had outstanding forward sales commitment contracts of notional amounts of approximately $265.0 million. The forward sales commitments derived from those notional amounts are recorded within derivative assets and liabilities, at fair value as of December 31, 2023 and 2022, respectively, on the consolidated balance sheets. See Note 18.
Concentrations—See below for areas considered to be concentrations of credit risk for the Company:
Significant loan purchasers are those which represent more than 10% of the Company’s loan volume. During the years ended December 31, 2023 and 2022, the Company had one loan purchaser that accounted for 66% and 65% of loans sold by the Company, respectively.
Concentrations of credit risk associated with the LHFS carried at fair value are limited due to the large number of borrowers and their dispersion across many geographic areas throughout the United States. As of December 31, 2023, the Company originated 12% and 11% of its LHFS secured by properties in Florida and Texas, respectively. As of December 31, 2022, the Company originated 11%, of its LHFS secured by properties in each of Texas and California, and 10% of its LHFS secured by properties in Florida.
The Company maintains cash and cash equivalent balances at various financial institutions. Cash accounts at each bank are insured by the Federal Deposit Insurance Corporation for amounts up to $0.25 million. As of December 31, 2023 and 2022, the majority of the Company’s cash and cash equivalent balances are in excess of the insured limits at various financial institutions.
Escrow Payable and Other Customer Accounts—In accordance with its lender obligations, the Company maintains a separate escrow bank account to hold borrower funds pending future disbursement. The Company administers escrow deposits representing undisbursed amounts received for payment of property taxes, insurance and principal, and interest on mortgage loans held for sale. These funds are shown as restricted cash and there is a corresponding liability on the consolidated balance sheet, as they are being held on behalf of the borrower.
The Company, as part of other ventures in the U.K., may administer customer cash accounts which are shown as restricted cash with a corresponding liability on the consolidated balance sheet, as these funds do not belong to the Company.
The balance in these accounts as of December 31, 2023 and 2022 was $3.4 million and $8.0 million, respectively, and are included within escrow payable and other customer accounts on the consolidated balance sheets. In some instances the Company may administer funds that are legally owned by a third-party which are excluded from the consolidated balance sheets which amounted to none and $0.3 million as of December 31, 2023 and 2022, respectively.
16. Risks and Uncertainties
In the normal course of business, companies in the mortgage lending industry encounter certain economic and regulatory risks. Economic risks include credit risk and interest rate risk, in either a rising or declining interest rate environment. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale by the Company.
Interest Rate Risk—The Company is subject to interest rate risk in a rising interest rate environment, as the Company may experience a decrease in loan production, as well as decreases in the fair value of LHFS, loan applications in process with locked-in rates, and commitments to originate loans, which may negatively impact the Company’s operations. To preserve the value of such fixed-rate loans or loan applications in process with locked-in rates, agreements are executed for best effort or mandatory loan sales to be settled at future dates with fixed prices. These loan sales take the form of short-term forward sales of mortgage-backed securities and commitments to sell loans to loan purchasers.
Alternatively, in a declining interest rate environment, customers may withdraw their loan applications that include locked-in rates with the Company. Additionally, when interest rates decline, interest income received from LHFS will decrease. The Company uses an interest rate hedging program to manage these risks. Through this program, mortgage-backed securities are purchased and sold forward.
For all counterparties with open positions as of December 31, 2023, in the event that the Company does not deliver into the forward-delivery commitments, they can be settled on a net basis. Net settlements entail paying or receiving cash based upon the change in market value of the existing instrument.
The Company currently uses forward sales of mortgage-backed securities, interest rate commitments from borrowers, and mandatory and/or best-efforts forward commitments to sell loans to loan purchasers to protect the Company from interest rate fluctuations. These short-term instruments, which do not require any payments to be paid to the counterparty in connection with the execution of the commitments, are generally executed simultaneously.
Credit Risk—The Company’s hedging program is not designated as formal hedging from an accounting standpoint, contains an element of risk because the counterparties to its mortgage securities transactions may be unable to meet their obligations. While the Company does not anticipate nonperformance by any counterparty, it is exposed to potential credit losses in the event the counterparty fails to perform. The Company’s exposure to credit risk in the event of default by the counterparty is the difference between the contract and the current market price. The Company minimizes its credit risk exposure by limiting the counterparties to well-established banks and securities dealers who meet established credit and capital guidelines.
Loan Repurchase Reserve—The Company sells loans to loan purchasers without recourse. As such, the loan purchasers have assumed the risk of loss or default by the borrower. However, the Company is usually required by these loan purchasers to make certain standard representations and warranties relating to the loan. To the extent that the Company does not comply with such representations, the Company may be required to repurchase the loans or indemnify these loan purchasers for losses. The Company repurchased $22.1 million (55 loans) and $110.6 million (262 loans) in unpaid principal balance of loans during the years ended December 31, 2023 and 2022, respectively related to its loan repurchase obligations. The Company’s loan repurchase reserve is included within other liabilities on the consolidated balance sheets. The (recovery of)/provision for the loan repurchase reserve is included within mortgage platform expenses on the consolidated statements of operations and comprehensive loss. The following presents the activity of the Company’s loan repurchase reserve:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Loan repurchase reserve at beginning of year	$26,745	$17,540
(Recovery)/Provision	(1,823)	33,518
Charge-offs	(5,450)	(24,313)
Loan repurchase reserve at end of year	$19,472	$26,745
Borrowing Capacity—The Company funds the majority of mortgage loans on a short-term basis through committed and uncommitted warehouse lines as well as from operations for any amounts not advanced by warehouse lenders. As a result, the Company’s ability to fund current operations depends on its ability to secure these types of short-term financings. If the Company’s principal lenders decided to terminate or not to renew any of the warehouse lines with the Company, the loss of borrowing capacity could be detrimental to the Company’s consolidated financial statements unless the Company found a suitable alternative source.